L45-Q3

Quarterly Report
January 31, 2026
MFS®  Lifetime®  2045 Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 12.4%
MFS Emerging Markets Debt Fund - Class R6	703,831	$9,016,078
MFS Emerging Markets Debt Local Currency Fund - Class R6	986,229	6,045,586
MFS Global Opportunistic Bond Fund - Class R6	1,092,616	8,981,303
MFS High Income Fund - Class R6	3,802,171	11,976,837
MFS Inflation-Adjusted Bond Fund - Class R6	2,381,468	21,647,541
MFS Total Return Bond Fund - Class R6	1,365,585	13,164,243
		$70,831,588
International Equity Funds – 24.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	225,039	$4,446,773
MFS Blended Research International Equity Fund - Class R6	3,117,600	57,800,300
MFS Emerging Markets Equity Fund - Class R6	90,765	4,368,500
MFS International Growth Fund - Class R6	353,164	17,326,243
MFS International Intrinsic Value Fund - Class R6	381,149	17,487,139
MFS International New Discovery Fund - Class R6	495,240	17,273,978
MFS Research International Fund - Class R6	816,546	22,275,362
		$140,978,295
Non-Traditional Funds – 9.1%
MFS Commodity Strategy Fund - Class R6	6,688,558	$26,486,689
MFS Global Real Estate Fund - Class R6	1,551,458	25,583,547
		$52,070,236
U.S. Equity Funds – 52.4%
MFS Blended Research Core Equity Fund - Class R6	657,019	$26,372,728
MFS Blended Research Growth Equity Fund - Class R6	987,003	27,231,410
MFS Blended Research Mid Cap Equity Fund - Class R6	3,497,318	53,613,890
MFS Blended Research Small Cap Equity Fund - Class R6	817,193	12,650,142
MFS Blended Research Value Equity Fund - Class R6	1,830,827	30,245,262
MFS Growth Fund - Class R6	137,489	27,071,634
MFS Mid Cap Growth Fund - Class R6	926,014	26,169,150
MFS Mid Cap Value Fund - Class R6	834,071	27,065,608
MFS New Discovery Fund - Class R6 (a)	171,609	6,275,739
MFS New Discovery Value Fund - Class R6	359,021	6,383,384
MFS Research Fund - Class R6	463,905	26,303,433
MFS Value Fund - Class R6	581,550	29,984,741
		$299,367,121
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.73% (v)	8,465,613	$8,467,306
Total Mutual Funds		$571,714,546

Other Assets, Less Liabilities – (0.0)%		(36,838)
Net Assets – 100.0%		$571,677,708

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $571,714,546.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$571,714,546	$—	$—	$571,714,546
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,044,151	$1,953,014	$3,630,229	$310,407	$3,695,385	$26,372,728
MFS Blended Research Emerging Markets Equity Fund	4,066,972	137,976	1,179,725	311,314	1,110,236	4,446,773
MFS Blended Research Growth Equity Fund	25,958,402	2,188,804	5,991,619	1,593,814	3,482,009	27,231,410
MFS Blended Research International Equity Fund	52,454,363	2,545,600	11,774,582	2,897,219	11,677,700	57,800,300
MFS Blended Research Mid Cap Equity Fund	49,466,374	3,110,344	6,214,619	(24,791)	7,276,582	53,613,890
MFS Blended Research Small Cap Equity Fund	11,809,768	1,298,412	2,809,729	15,538	2,336,153	12,650,142
MFS Blended Research Value Equity Fund	26,927,976	3,613,973	2,743,889	89,733	2,357,469	30,245,262
MFS Commodity Strategy Fund	22,309,469	5,580,990	3,609,529	(130,753)	2,336,512	26,486,689
MFS Emerging Markets Debt Fund	6,644,354	1,978,191	191,146	8	584,671	9,016,078
MFS Emerging Markets Debt Local Currency Fund	4,499,811	1,136,002	105,639	(144)	515,556	6,045,586
MFS Emerging Markets Equity Fund	4,069,438	139,774	1,009,423	243,528	925,183	4,368,500
MFS Global Opportunistic Bond Fund	6,598,955	2,447,215	106,332	(1,475)	42,940	8,981,303
MFS Global Real Estate Fund	23,720,934	2,294,247	1,171,323	(22,617)	762,306	25,583,547
MFS Growth Fund	25,737,536	4,319,796	4,448,390	234,920	1,227,772	27,071,634
MFS High Income Fund	8,873,792	2,933,164	141,249	(1,007)	312,137	11,976,837
MFS Inflation-Adjusted Bond Fund	17,652,378	4,894,208	621,756	(66,110)	(211,179)	21,647,541
MFS Institutional Money Market Portfolio	9,601,592	11,476,601	12,612,336	(2)	1,451	8,467,306
MFS International Growth Fund	16,127,659	1,205,930	1,555,543	145,511	1,402,686	17,326,243
MFS International Intrinsic Value Fund	16,172,817	1,551,355	2,648,322	204,423	2,206,866	17,487,139
MFS International New Discovery Fund	16,202,014	894,499	1,344,659	44,830	1,477,294	17,273,978
MFS Mid Cap Growth Fund	25,265,986	5,071,342	2,585,726	150,309	(1,732,761)	26,169,150
MFS Mid Cap Value Fund	24,387,032	2,812,341	2,431,222	(52,368)	2,349,825	27,065,608
MFS New Discovery Fund	6,038,651	165,698	1,404,378	183,890	1,291,878	6,275,739
MFS New Discovery Value Fund	5,845,721	910,805	898,785	(10,868)	536,511	6,383,384
MFS Research Fund	23,938,786	3,962,394	2,947,513	134,156	1,215,610	26,303,433
MFS Research International Fund	19,919,577	1,803,785	2,127,372	127,242	2,552,130	22,275,362
MFS Total Return Bond Fund	10,810,599	2,735,045	539,319	(18,897)	176,815	13,164,243
MFS Value Fund	26,846,892	3,380,539	1,885,692	15,936	1,627,066	29,984,741
	$515,991,999	$76,542,044	$78,730,046	$6,373,746	$51,536,803	$571,714,546

Supplemental Information (unaudited) – continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$280,089	$1,480,041
MFS Blended Research Emerging Markets Equity Fund	96,656	9,520
MFS Blended Research Growth Equity Fund	355,826	1,347,663
MFS Blended Research International Equity Fund	1,424,686	906,911
MFS Blended Research Mid Cap Equity Fund	405,357	1,214,438
MFS Blended Research Small Cap Equity Fund	166,111	639,539
MFS Blended Research Value Equity Fund	659,527	2,572,879
MFS Commodity Strategy Fund	3,535,320	—
MFS Emerging Markets Debt Fund	313,569	—
MFS Emerging Markets Debt Local Currency Fund	128,409	—
MFS Emerging Markets Equity Fund	111,289	—
MFS Global Opportunistic Bond Fund	306,590	—
MFS Global Real Estate Fund	803,652	—
MFS Growth Fund	—	3,561,862
MFS High Income Fund	519,897	—
MFS Inflation-Adjusted Bond Fund	810,777	—
MFS Institutional Money Market Portfolio	264,856	—
MFS International Growth Fund	222,614	692,685
MFS International Intrinsic Value Fund	341,579	1,033,148
MFS International New Discovery Fund	313,817	242,210
MFS Mid Cap Growth Fund	—	3,374,959
MFS Mid Cap Value Fund	422,618	1,616,593
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	219,379	413,550
MFS Research Fund	205,123	3,480,014
MFS Research International Fund	486,576	681,060
MFS Total Return Bond Fund	395,513	—
MFS Value Fund	405,120	2,136,232
	$13,194,950	$25,403,304